Summary of Significant Accounting Policies - Schedule of Earned Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 293,275	$ 245,491	$ 869,014	$ 713,713	$ 955,393	$ 753,973
Premium
Disaggregation of Revenue [Line Items]
Total revenues	278,753	224,292	836,901	651,650	873,058	629,404
Capitation
Disaggregation of Revenue [Line Items]
Total revenues	$ 14,522	$ 21,199	$ 32,113	$ 62,063	$ 82,335	$ 124,569